Stock-based Compensation (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Stock-Based Compensation [Abstract]
Stock-based Compensation
NOTE (10) – Stock-based Compensation

On July 25, 2018, the stockholders approved the 2018 Long-Term Incentive Plan (“2018 LTIP”).  The 2018 LTIP permits the grant of non-qualified and incentive stock options, stock appreciation rights, full value awards and cash incentive awards. The plan is in effect for ten years.  The maximum number of shares that can be awarded under the plan is 1,293,109 shares of common stock.  As of September 30, 2020, 629,267 shares had been awarded and 663,842 shares are available under the 2018 LTIP.

In February 2020 and January 2019, the Company awarded 30,930 and 42,168 shares of common stock, respectively, to its directors under the 2018 LTIP, which are fully vested.  The Company recorded $45 thousand and $52 thousand of compensation expense for the quarters ended March 31, 2020 and March 31, 2019, respectively, based on the fair value of the stock, which was determined using the average of the high and the low price of the stock on the date of the award.

In February 2020, the Company awarded 140,218 shares of restricted stock to its officers and employees under the 2018 LTIP.  None of these shares were forfeited as of September 30, 2020. In February 2019, the Company awarded 428,797 shares of restricted stock to its officers and employees and 12,033 shares were forfeited as of September 30, 2020. Each restricted stock award is valued based on the fair value of the stock, which was determined using the average of the high and the low price of the stock on the date of the award.  These awarded shares of restricted stock are fully vested over a two-year period from their respective dates of grants. Stock based compensation expense is recognized on a straight-line basis over the vesting period.  During the three and nine months ended September 30, 2020, the Company recorded $90 and $251 thousand of stock based compensation expense related to these awards, respectively.  As of September 30, 2020, unrecognized compensation cost related to non-vested restricted stock awards was $251 thousand which is expected to be recognized over a period of 17 months.

No stock options were granted during the three and nine months ended September 30, 2020 and 2019.

The following table summarizes stock option activity during the nine months ended September 2020 and 2019:

	Nine Months Ended September 30, 2020		Nine Months Ended September 30, 2019
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding at beginning of period	455,000	$1.67	537,500	$2.19
Granted during period	-	-	-	-
Exercised during period	-	-	-	-
Forfeited or expired during period	(5,000)	6.00	(82,500)	4.89
Outstanding at end of period	450,000	$1.62	455,000	$1.67
Exercisable at end of period	360,000	$1.62	275,000	$1.70

The Company recorded $10 thousand and $29 thousand of stock-based compensation expense related to stock options during the three and nine months ended September 30, 2020 and 2019, respectively.  As of September 30, 2020, the unrecognized compensation cost related to non-vested stock options granted under the plan was $16 thousand.  The cost is expected to be recognized over a period of 5 months.

Options outstanding and exercisable at September 30, 2020 were as follows:

	Outstanding				Exercisable
Grant Date	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value

February 24, 2016	450,000	5.40 years	$1.62		360,000	$1.62
	450,000	5.40 years	$1.62	$22,000	360,000	$1.62	$22,000

Note 13 – Stock-Based Compensation

Prior to July 25, 2018, the Company issued stock-based compensation awards to its directors and employees under the 2008 Long-Term Incentive Plan ("2008 LTIP"). The 2008 LTIP permitted the grant of non-qualified and incentive stock options, stock appreciation rights, full value awards and cash incentive awards for up to 2,000,000 shares of common stock. As of July 25, 2018, the Company ceased granting awards under the 2008 LTIP.

On July 25, 2018, the stockholders approved the 2018 Long-Term Incentive Plan ("2018 LTIP"). As with the 2008 LTIP, the 2018 LTIP permits the grant of non-qualified and incentive stock options, stock appreciation rights, full value awards and cash incentive awards. The plan will be in effect for ten years. The maximum number of shares that can be awarded under the plan is 1,293,109 shares of common stock. As of December 31, 2019, 458,932 shares had been awarded and 834,177 shares are available under the 2018 LTIP.

No stock options were granted during the years ended December 31, 2019 and December 31, 2018.

The following table summarizes stock option activity during the years ended December 31, 2019 and 2018:

	2019		2018
	Number Outstanding	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
Outstanding at beginning of year	537,500	$2.19	537,500	$2.19
Granted during the year	-	-	-	-
Exercised during the year	-	-	-	-
Forfeited or expired during the year	(82,500)	4.98	-	-
Outstanding at end of year	455,000	$1.67	537,500	$2.19
Exercisable at end of year	275,000	$1.70	267,500	$2.71

For each year of 2019 and 2018, the Company recorded $38 thousand and $39 thousand, respectively, of stock-based compensation expense related to stock options. As of December 31, 2019, unrecognized compensation cost related to non-vested stock options granted under the plan was $46 thousand. The cost is expected to be recognized over a period of 1.15 years.

Options outstanding and exercisable at year-end 2019 were as follows:

	Outstanding				Exercisable
Grant Date	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
January 21, 2010	5,000	0.05 year	$6.00		5,000	$6.00
February 24, 2016	450,000	6.15 years	$1.62		270,000	$1.62
	455,000	6.08 years	$1.67	$-	275,000	$1.70	$-

In March 2016, the Company awarded 120,483 shares of restricted stock to its Chief Executive Officer ("CEO") under the 2008 LTIP. A restricted stock award is valued at the closing price of the Company's stock on the date of such award: 100,000 shares of restricted stock vested over a two-year period and the remaining 20,483 shares vested over a three-year period. Stock-based compensation expense is recognized over the vesting period. The Company recorded $3 thousand and $26 thousand of stock-based compensation expense related to this award during the three months ended March 31, 2019 and 2018, respectively. As of March 31, 2019, this restricted stock award was fully vested, and all compensation costs related to this vested restricted stock award were fully recognized.

In February 2018 and April 2017, the Company awarded 97,195 and 129,270 of cash-settled restricted stock units ("RSUs") to its CEO under the 2008 LTIP. All RSUs vest at the end of two years from the date of the grant and are subject to forfeiture until vested. Each RSU entitles the CEO to receive cash equal to the fair market value of one share of common stock on the applicable payout date. Compensation expense is determined based on the fair value of the award and is re-measured at each reporting period and is classified as a liability in the consolidated statements of financial condition. The Company recorded $147 thousand and $54 thousand of compensation expense related to these awards during the years ended December 31, 2019 and 2018, respectively. As of February 28, 2020, the RSUs were fully vested, and all compensation costs related to the vested RSUs were fully recognized.

In January 2019 and 2018, the Company awarded 42,168 and 18,906 shares of common stock, respectively, to its directors under the 2018 LTIP, which are fully vested. The Company recorded $52 thousand and $45 thousand of compensation expense for the quarters ended March 31, 2019 and March 31, 2018, respectively, based on the fair value of the stock, which was determined using the average of the high and the low price of the stock on the date of the award. In February of 2020, the Company awarded 30,930 shares of common stock to its directors under the 2018 LTIP which are fully vested and $45 thousand of compensation expense will be recognized in the first quarter of 2020.

In February 2019, the Company awarded 428,797 shares of restricted stock to its officers and employees under the 2018 LTIP, of which 12,033 shares were forfeited as of December 31, 2019. A restricted stock award is valued based on the fair value of the stock, which was determined using the average of the high and the low price of the stock on the date of the award. These awarded shares of restricted stock are fully vested over a two-year period from date of grant. Stock based compensation expense is recognized on a straight line basis over the vesting period. The Company recorded $216 thousand of stock based compensation expense related to these awards during the year ended December 31, 2019. As of December 31, 2019, unrecognized compensation cost related to non-vested restricted stock awards was $299 thousand which is expected to be recognized over a period of 14 months. In February 2020, the Company awarded 140,218 shares of restricted stock to its officers and employees under the 2018 LTIP. As with the 2019 award, these shares will vest over a two year period and compensation expense will be recognized over a two-year period.